TAXES ON INCOME (Uncertain Tax Positions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Uncertain tax positions, beginning of year	$ 31	$ 172
Decreases in tax positions for prior years		(172)
Increases in tax positions for current year		31
Uncertain tax positions, end of year	$ 31	$ 31